Summary of Significant Accounting Policies (Details) - Schedule of Cash and Cash Equivalents and Restricted Cash Included in the Consolidated Balance Sheets ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Current Assets
Cash and cash equivalents	₨ 12,724	$ 154.7	₨ 18,796	₨ 11,107
Restricted cash	7,764	94.5	3,784	4,881
Non-Current Assets
Restricted cash	479	5.8	726	170
Cash and cash equivalents and restricted cash	₨ 20,967	$ 255.0	₨ 23,306	₨ 16,158